Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000102816
Eaton Vance Richard Bernstein Market Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EATON VANCE RICHARD BERNSTEIN MARKET OPPORTUNITIES FUND
Supplement, Text	evgt_SupplementTextBlock

EATON VANCE RICHARD BERNSTEIN MARKET OPPORTUNITIES FUND

Supplement to Prospectus dated September 2, 2014

The following replaces “Principal Investment Strategies” under “Fund Summary”:

Principal Investment Strategies

The Fund will allocate its assets among equity securities of U.S. and foreign companies of any size; fixed-income securities including cash and cash equivalents; exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and other pooled investment vehicles; currencies; and commodities (primarily through the use of ETFs that invest in commodities or commodities-related investments), based on the sub-adviser's current views of various markets.  The Fund may engage in short sales of securities, ETFs or other index-related instruments or derivative instruments to attempt to increase returns and/or reduce risk from an anticipated decline in the price of the securities or instruments sold short.  The Fund's typical investment exposure ranges from a maximum long exposure of 150% of the Fund's net assets and a maximum short exposure of 50% of the Fund's net assets.  The Fund's long-short exposure will vary over time based on the sub-adviser's assessment of market conditions and other factors.  Forward foreign currency exchange contracts entered to hedge current portfolio holdings are not subject to the foregoing maximum short exposure.  The Fund may borrow for investment purposes, to meet redemptions and for temporary or extraordinary purposes.

The Fund may invest without limit in both developed and emerging markets including securities denominated in foreign currencies and securities trading in the form of depositary receipts. The Fund may invest in fixed-income securities of any credit quality including those rated below investment grade and comparable unrated securities (“junk bonds”). Such investments may include, but are not limited to, corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of other sovereign nations, municipal obligations, mortgage-backed securities and inflation-linked debt securities.  The Fund may invest in stocks of companies of any capitalization, real estate investment trusts, ETNs, and ETFs and other pooled investment vehicles.  Investment in cash or cash equivalents may include U.S and foreign bank certificates of deposit, fixed time deposits, repurchase agreements, bankers' acceptances and other short-term instruments with a remaining maturity of 397 days or less.  The Fund currently expects to gain or reduce exposures to certain types of investments principally through ETFs.  The Fund may also lend its securities.

The Fund may engage in derivative transactions to seek return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the fixed-income securities in its portfolio, to manage certain investment risks, for speculative purposes to gain or reduce investment exposures and/or as a substitute for the purchase or sale of securities, currencies or commodities.  The Fund expects to use derivatives principally when seeking to gain exposure to equity or fixed-income securities using futures contracts on securities indices and/or when seeking to gain or reduce exposure to certain currencies by buying or selling forward foreign currency exchange contracts, but may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange traded and over-the-counter options; equity collars, equity-linked securities and equity swap agreements; interest rate, total return, inflation and credit default swaps; forward rate agreements; and credit linked notes and other similarly structured products. The Fund may also engage in forward commitments.  There is no limit on the Fund's use of derivatives.

The Fund will be managed in a macro-driven, top-down style that emphasizes and de-emphasizes various global market segments and asset classes at different times. Market segments chosen for emphasis and/or de-emphasis may vary from general market consensus views and the Fund may at times seek to identify areas where there is scarcity of capital and/or potentially overlooked investment opportunities. Leading exposures will vary among growth and value; small, mid and large cap; U.S. and non-U.S., and developed and emerging markets, based on the sub-adviser's assessment of a range of proprietary and non-proprietary quantitative indicators and the firm's macro-economic analysis and judgment. It is expected that the macro-economic factors and indicators will evolve over time and may include the following: global equity market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rotation; expected beta; estimate revisions and earnings surprises; investor sentiment and other factors. Individual equity security selection will be based on quantitative screening and optimization to achieve desired market exposures while seeking to manage stock-specific and other observable risks. The portfolio will be monitored on an ongoing basis and adjusted as necessary to seek to ensure that desired market exposures and risk parameters are maintained. The Fund's ability to allocate assets across asset classes by taking long and/or short exposures may help to dampen market volatility under certain market conditions.  A security may be sold (or a short position may be exited) if it exhibits performance that might counteract the desired exposures or to implement a revised allocation based on a modified top-down view.

April 17, 2015	18320 4.17.15